Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Technology Portfolio
September 30, 2021
VTC-NPRT3-1121
1.807723.117
Common Stocks - 98.0%
	Shares	Value ($)
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (a)	1,300	295,724
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	6,230	4,038,836
Communications Equipment - 4.5%
Communications Equipment - 4.5%
Cisco Systems, Inc.	1,069,800	58,229,214
F5 Networks, Inc. (a)	101,700	20,215,926
		78,445,140
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	567,730	1,657,772
IonQ, Inc. (b)	44,500	416,520
		2,074,292
Electronic Equipment & Components - 0.7%
Electronic Manufacturing Services - 0.7%
Flex Ltd. (a)	725,800	12,832,144
Entertainment - 1.2%
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	34,632	21,137,295
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A	111,600	18,720,900
Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Snap, Inc. Class A (a)	284,900	21,045,563
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Deliveroo PLC (a)	842,200	3,248,967
Deliveroo PLC Class A (a)(d)	112,900	436,820
		3,685,787
IT Services - 12.2%
Data Processing & Outsourced Services - 8.3%
Genpact Ltd.	275,900	13,108,009
MasterCard, Inc. Class A	89,700	31,186,896
PayPal Holdings, Inc. (a)	173,200	45,068,372
Square, Inc.	108,300	25,974,672
Visa, Inc. Class A	131,100	29,202,525
		144,540,474
Internet Services & Infrastructure - 3.2%
Okta, Inc. (a)	31,700	7,523,678
Shopify, Inc. Class A (a)	8,800	11,930,864
Twilio, Inc. Class A (a)	113,400	36,180,270
		55,634,812
IT Consulting & Other Services - 0.7%
Capgemini SA	54,300	11,260,560
TOTAL IT SERVICES		211,435,846
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	94,814	0
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	451,600	15,296,166
Reliance Industries Ltd.	29,286	734,658
		16,030,824
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(c)	94,814	49,382
Road & Rail - 1.8%
Trucking - 1.8%
DiDi Global, Inc. ADR (e)	40,600	316,274
Lyft, Inc. (a)	262,497	14,067,214
TuSimple Holdings, Inc. (a)	31,800	1,180,734
Uber Technologies, Inc. (a)	344,324	15,425,715
		30,989,937
Semiconductors & Semiconductor Equipment - 16.9%
Semiconductor Equipment - 2.0%
ASML Holding NV (Netherlands)	16,000	11,952,935
Lam Research Corp.	8,700	4,951,605
Teradyne, Inc.	163,300	17,827,461
		34,732,001
Semiconductors - 14.9%
Marvell Technology, Inc.	1,060,404	63,952,965
Microchip Technology, Inc.	138,100	21,196,969
NVIDIA Corp.	502,600	104,118,616
NXP Semiconductors NV	198,713	38,921,915
ON Semiconductor Corp. (a)	496,200	22,711,074
Taiwan Semiconductor Manufacturing Co. Ltd.	434,000	8,983,281
		259,884,820
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		294,616,821
Software - 34.9%
Application Software - 15.6%
Adobe, Inc. (a)	89,100	51,296,652
Autodesk, Inc. (a)	79,800	22,756,566
Confluent, Inc.	4,100	244,565
HubSpot, Inc. (a)	31,300	21,161,617
Intuit, Inc.	54,700	29,511,197
Pine Labs Private Ltd. (b)(c)	1,314	563,332
Procore Technologies, Inc. (a)	1,600	142,944
Salesforce.com, Inc. (a)	278,165	75,443,911
Workday, Inc. Class A (a)	105,780	26,433,364
Zoom Video Communications, Inc. Class A (a)	168,300	44,010,450
		271,564,598
Systems Software - 19.3%
Microsoft Corp.	1,115,800	314,566,336
Rapid7, Inc. (a)	104,300	11,787,986
Tenable Holdings, Inc. (a)	181,900	8,392,866
UiPath, Inc. Class A (a)	13,500	710,235
		335,457,423
TOTAL SOFTWARE		607,022,021
Technology Hardware, Storage & Peripherals - 22.1%
Technology Hardware, Storage & Peripherals - 22.1%
Apple, Inc.	2,651,660	375,209,891
Samsung Electronics Co. Ltd.	140,180	8,686,625
		383,896,516
TOTAL COMMON STOCKS (Cost $893,955,313)		1,706,317,028

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	174,268	3,979,427

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	17,100	1,311,096
Xsight Labs Ltd. Series D (b)(c)	37,800	302,249
		1,613,345
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (b)(c)	3,556,678	3,943,232

Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
GoBrands, Inc. Series G (a)(b)(c)	5,260	2,043,457
Instacart, Inc. Series I (a)(b)(c)	10,890	1,448,479
Reddit, Inc.:
Series D(a)(b)(c)	33,900	2,094,830
Series E(a)(b)(c)	1,982	122,477
Series F(b)(c)	55,762	3,445,779
		9,155,022
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	9,903	1,172,119

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	56,576	1,357,824

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	28,479	486,421

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	49,300	165,737

Semiconductors - 0.1%
SiMa.ai Series B (b)(c)	85,000	435,829
Tenstorrent, Inc. Series C1 (b)(c)	2,400	142,690
		578,519
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		744,256

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(a)(b)(c)	4,700	1,036,126
Series H(b)(c)	12,099	2,667,254
		3,703,380
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(b)	257,301	210,272

TOTAL SOFTWARE		3,913,652

Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Discord, Inc. Series I (a)(b)(c)	200	110,125

TOTAL CONVERTIBLE PREFERRED STOCKS		26,475,423
Nonconvertible Preferred Stocks - 0.2%
Software - 0.2%
Application Software - 0.2%
Pine Labs Private Ltd.:
Series 1(b)(c)	3,140	1,346,165
Series A(b)(c)	785	336,541
Series B(b)(c)	854	366,123
Series B2(a)(b)(c)	690	295,813
Series C(a)(b)(c)	1,284	550,470
Series C1(b)(c)	271	116,182
Series D(b)(c)	289	123,899
		3,135,193
TOTAL PREFERRED STOCKS (Cost $26,596,701)		29,610,616

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	1,514,278	1,514,278
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	130,000	130,000
TOTAL PREFERRED SECURITIES (Cost $1,644,278)		1,644,278

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	3,364,137	3,364,809
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	323,968	324,000
TOTAL MONEY MARKET FUNDS (Cost $3,688,809)		3,688,809

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $925,885,101)	1,741,260,731
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,331)
NET ASSETS - 100.0%	1,741,250,400

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,892,518 or 1.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,820 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	3,184,965
Astera Labs, Inc. Series C	8/24/21	165,737
ByteDance Ltd. Series E1	11/18/20	1,085,113
Convoy, Inc. Series D	10/30/19	385,606
Databricks, Inc. Series G	2/01/21	833,629
Databricks, Inc. Series H	8/31/21	2,667,254
Diamond Foundry, Inc. Series C	3/15/21	1,357,824
Discord, Inc. Series I	9/15/21	110,125
Enevate Corp. Series E	1/29/21	3,943,236
Enevate Corp. 0% 1/29/23	1/29/21	1,514,278
GoBrands, Inc. Series G	3/02/21	1,313,513
Instacart, Inc. Series I	2/26/21	1,361,250
IonQ, Inc.	3/07/21	445,000
Meesho Series F	9/21/21	1,311,096
Nuvia, Inc. Series B	3/16/21	210,270
Pine Labs Private Ltd.	6/30/21	489,938
Pine Labs Private Ltd. Series 1	6/30/21	1,170,780
Pine Labs Private Ltd. Series A	6/30/21	292,695
Pine Labs Private Ltd. Series B	6/30/21	318,422
Pine Labs Private Ltd. Series B2	6/30/21	257,273
Pine Labs Private Ltd. Series C	6/30/21	478,752
Pine Labs Private Ltd. Series C1	6/30/21	101,045
Pine Labs Private Ltd. Series D	6/30/21	107,757
Reddit, Inc. Series D	2/04/19	735,166
Reddit, Inc. Series E	5/18/21	84,184
Reddit, Inc. Series F	8/11/21	3,445,779
Relativity Space, Inc. Series E	5/27/21	3,979,427
SiMa.ai Series B	5/10/21	435,829
Tenstorrent, Inc. Series C1	4/23/21	142,690
Tenstorrent, Inc. 0%	4/23/21	130,000
Xsight Labs Ltd. Series D	2/16/21	302,249

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	11,354,108	173,911,212	181,900,624	2,903	113	-	3,364,809	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	54,665,423	54,341,423	11,128	-	-	324,000	0.0%
Total	11,354,108	228,576,635	236,242,047	14,031	113	-	3,688,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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